Note 07 - Inventories (Table)	12 Months Ended
Dec. 31, 2010
Inventory Disclosure [Abstract]
Inventories [Table Text Block]

	As of December 31,
	2010	2009
Products:
Oil products	3,799	3,379
Fuel alcohol	286	267
	4,085	3,646
Raw materials, mainly crude oil	5,690	5,494
Materials and supplies	2,044	1,917
Others	69	75
	11,888	11,132
Current inventories	11,834	11,117
Long-term inventories	54	15